CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	Class A Ordinary shares shares	Class B Ordinary shares shares	CNY (¥) shares	USD ($) shares
Balance as of beginning at Dec. 31, 2018			¥ 46		¥ (48,581)	¥ (2,674,877)				¥ (2,723,412)
Balance as of beginning (in shares) at Dec. 31, 2018 | shares			58,808,070							58,808,070	58,808,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,004,220)				¥ (1,004,220)
Share-based compensation				¥ 179,690						179,690
Foreign currency translation adjustment					(4,021)					(4,021)
Accretions of convertible redeemable preferred shares to redemption value				(166,193)		(260,588)				(426,781)
Repurchase of share options				(24,903)						(24,903)
Re-designation of ordinary shares into Class A ordinary shares	¥ 31		¥ (31)
Re-designation of ordinary shares into Class A ordinary shares (in Shares) | shares	40,080,478		(40,080,478)
Re-designation of ordinary shares into Class B ordinary shares		¥ 15	¥ (15)
Re-designation of ordinary shares into Class B ordinary shares | shares		18,727,592	(18,727,592)
Proceeds/receivables in relation to share options				11,406						11,406
Balance as of ending at Dec. 31, 2019	¥ 31	¥ 15			(52,602)	(3,939,685)				(3,992,241)
Balance as of ending (in shares) at Dec. 31, 2019 | shares	40,080,478	18,727,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(517,550)				(517,550)
Share-based compensation				180,090						180,090
Foreign currency translation adjustment					(143,326)					(143,326)
Accretions of convertible redeemable preferred shares to redemption value				(189,376)		(491,358)				(680,734)
Exercise of share options (in shares) | shares		500,000
Proceeds/receivables in relation to share options				9,286						9,286
Balance as of ending at Dec. 31, 2020	¥ 31	¥ 15			(195,928)	(4,948,593)				(5,144,475)
Balance as of ending (in shares) at Dec. 31, 2020 | shares	40,080,478	19,227,592						40,080,478	19,227,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,298,880)				(1,298,880)	$ (203,823)
Share-based compensation				540,970			¥ 7,495			548,465
Foreign currency translation adjustment					(143,190)					(143,190)	(22,470)
Accretions of convertible redeemable preferred shares to redemption value				(137,242)		(33,343)				(170,585)	$ (26,769)
Proceeds/receivables in relation to share options				31,588						31,588
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	¥ 33			4,853,260						4,853,293
Number of shares issued | shares	40,787,844
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO	¥ 148			8,061,785						¥ 8,061,933
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO (in Shares) | shares	180,336,722									(180,336,722)	(180,336,722)
Exercise of share options and restricted shares	¥ 14			(14)
Exercise of share options and restricted shares (in Shares) | shares	16,528,770
Balance as of ending at Dec. 31, 2021	¥ 226	¥ 15		¥ 13,350,347	¥ (339,118)	¥ (6,280,816)	¥ 7,495			¥ 6,738,149	$ 1,057,362
Balance as of ending (in shares) at Dec. 31, 2021 | shares	277,733,814	19,227,592						279,835,704	19,227,592